Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
July 31, 2026
GSV-S-NPRT3-0926
1.907949.116
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRIA - 2.0%
Financials - 2.0%
Banks - 2.0%
Erste Group Bank AG	2,811,300	365,680,748
BELGIUM - 1.9%
Financials - 1.9%
Banks - 1.9%
KBC Ancora	372,800	38,088,637
KBC Group NV	2,122,117	305,033,411

TOTAL BELGIUM		343,122,048
CANADA - 2.1%
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd	959,040	85,187,189
Materials - 1.6%
Metals & Mining - 1.6%
Franco-Nevada Corp	1,371,948	291,878,426
TOTAL CANADA		377,065,615
FINLAND - 0.8%
Industrials - 0.8%
Machinery - 0.8%
Kone Oyj B Shares	2,553,893	147,545,588
FRANCE - 9.9%
Industrials - 8.5%
Aerospace & Defense - 6.3%
Airbus SE	2,695,448	632,779,907
Safran SA	1,302,686	511,931,298
		1,144,711,205
Electrical Equipment - 2.2%
Legrand SA	2,580,344	392,287,782
TOTAL INDUSTRIALS		1,536,998,987
Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	1,325,896	261,212,829
TOTAL FRANCE		1,798,211,816
GERMANY - 2.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Rheinmetall AG	175,500	232,002,078
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	968,600	180,319,452
TOTAL GERMANY		412,321,530
ITALY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Interpump Group SpA	1,566,120	62,739,442
JAPAN - 15.0%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
USS Co Ltd	7,329,911	92,568,551
Financials - 0.2%
Banks - 0.2%
Chiba Bank Ltd/The	1,501,000	24,398,845
Hachijuni Nagano Bank Ltd	1,305,600	20,286,451
TOTAL FINANCIALS		44,685,296
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Hoya Corp	1,398,000	213,778,002
Industrials - 3.9%
Construction & Engineering - 0.3%
SHO-BOND Holdings Co Ltd	7,078,600	58,587,317
Machinery - 3.6%
Komatsu Ltd	4,600,300	199,608,216
Mitsubishi Heavy Industries Ltd	18,970,734	443,200,702
		642,808,918
TOTAL INDUSTRIALS		701,396,235
Information Technology - 9.2%
Electronic Equipment, Instruments & Components - 2.8%
Azbil Corp	17,642,020	182,683,465
Keyence Corp	658,043	330,065,831
		512,749,296
Semiconductors & Semiconductor Equipment - 6.4%
Advantest Corp	2,846,000	562,318,210
Disco Corp	909,900	325,229,566
Lasertec Corp	1,146,900	263,479,989
		1,151,027,765
TOTAL INFORMATION TECHNOLOGY		1,663,777,061
TOTAL JAPAN		2,716,205,145
NETHERLANDS - 10.6%
Consumer Staples - 0.3%
Food Products - 0.3%
Magnum Ice Cream Co NV/The (b)	3,182,700	59,441,434
Industrials - 0.2%
Machinery - 0.2%
Aalberts NV	757,611	37,182,081
Information Technology - 10.1%
Semiconductors & Semiconductor Equipment - 10.1%
ASML Holding NV	1,050,359	1,730,934,367
BE Semiconductor Industries NV	438,854	100,327,285
TOTAL INFORMATION TECHNOLOGY		1,831,261,652
TOTAL NETHERLANDS		1,927,885,167
NORWAY - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,400,785	43,778,688
SWEDEN - 10.2%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Autoliv Inc (a)	668,134	82,294,065
Industrials - 8.9%
Building Products - 2.3%
Assa Abloy AB B Shares	11,457,437	425,137,190
Machinery - 5.6%
Atlas Copco AB A Shares	25,424,844	537,222,560
Epiroc AB A Shares	18,636,217	477,769,882
		1,014,992,442
Trading Companies & Distributors - 1.0%
AddTech AB B Shares	4,599,175	167,406,068
Bergman & Beving AB B Shares	446,500	12,847,976
		180,254,044
TOTAL INDUSTRIALS		1,620,383,676
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Lagercrantz Group AB B Shares	6,232,371	146,610,143
TOTAL SWEDEN		1,849,287,884
SWITZERLAND - 6.8%
Financials - 3.1%
Capital Markets - 3.1%
UBS Group AG	10,822,155	569,587,105
Industrials - 3.7%
Electrical Equipment - 2.8%
ABB Ltd	5,044,930	497,727,436
Machinery - 0.9%
Schindler Holding AG	135,582	41,507,261
Schindler Holding AG participation certificate	374,448	117,922,519
		159,429,780
TOTAL INDUSTRIALS		657,157,216
TOTAL SWITZERLAND		1,226,744,321
TAIWAN - 5.1%
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 5.1%
Taiwan Semiconductor Manufacturing Co Ltd	12,395,885	917,290,794
UNITED KINGDOM - 11.9%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.0%
Compass Group PLC	11,527,800	365,546,538
Leisure Products - 0.8%
Games Workshop Group PLC	531,600	136,987,898
TOTAL CONSUMER DISCRETIONARY		502,534,436
Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC	1,132,058	192,730,360
Industrials - 8.1%
Aerospace & Defense - 7.4%
BAE Systems PLC	21,472,995	607,886,173
Rolls-Royce Holdings PLC	36,774,517	733,639,047
		1,341,525,220
Trading Companies & Distributors - 0.7%
Diploma PLC	399,474	39,410,227
Howden Joinery Group PLC	7,965,500	84,649,438
		124,059,665
TOTAL INDUSTRIALS		1,465,584,885
TOTAL UNITED KINGDOM		2,160,849,681
UNITED STATES - 18.0%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 2.2%
InterContinental Hotels Group PLC ADR	2,448,855	397,400,189
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
PriceSmart Inc	587,727	113,966,143
Financials - 0.6%
Financial Services - 0.6%
Mastercard Inc Class A	93,731	53,717,236
Visa Inc Class A	147,470	53,993,191
TOTAL FINANCIALS		107,710,427
Industrials - 7.6%
Electrical Equipment - 7.6%
GE Vernova Inc	675,100	668,544,779
Schneider Electric SE	2,085,900	700,832,383
TOTAL INDUSTRIALS		1,369,377,162
Materials - 7.0%
Chemicals - 2.4%
Linde PLC	629,401	301,092,850
Sherwin-Williams Co/The	406,481	138,549,049
		439,641,899
Construction Materials - 4.6%
CRH PLC	4,651,440	441,933,315
Holcim AG	4,266,410	387,493,212
		829,426,527
TOTAL MATERIALS		1,269,068,426
TOTAL UNITED STATES		3,257,522,347
TOTAL COMMON STOCKS (Cost $11,020,820,770)		17,606,250,814

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (b)(c)(d)	172,113	56,878,183
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series H (c)(d)	53,000	31,217,530
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,076,644)		88,095,713

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	404,987,220	405,068,217
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	26,338,171	26,340,805
TOTAL MONEY MARKET FUNDS (Cost $431,393,386)			431,409,022

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $11,502,290,800)	18,125,755,549
NET OTHER ASSETS (LIABILITIES) - 0.1%	15,789,150
NET ASSETS - 100.0%	18,141,544,699

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,095,713 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,839,547.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series H	5/28/2026	31,217,504

Bytedance Ltd Series E1	11/18/2020	18,859,140

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	309,869,261	4,221,118,941	4,125,921,164	12,046,727	(14,457)	15,636	405,068,217	404,987,220
Fidelity Securities Lending Cash Central Fund	-	154,827,241	128,488,231	42,082	1,795	-	26,340,805	26,338,171
	309,869,261	4,375,946,182	4,254,409,395	12,088,809	(12,662)	15,636	431,409,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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